Note 23 - Share-based Compensation Plans (Details Textual)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2019	Mar. 31, 2019 CAD ($)	Mar. 31, 2018	Mar. 31, 2017 shares
Statement Line Items [Line Items]
Maximum number of options available for grant | shares	11,300,000
Number of options available for grant remaining | shares	814,166
Number of share options outstanding in share-based payment arrangement at end of period			500,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period				$ 7.88
Number of share options granted in share-based payment arrangement		0
Restricted share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement			2,717,774		3,004,624	4,107,830
Number of other equity instruments outstanding in share-based payment arrangement at end of period			1,473,989		1,635,882
Number of common shares issued on vesting of one unit of other equity instrument | shares	1
Number of other equity instruments granted in share-based payment arrangement	788,211	1,716,743
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 5	$ 6.94
Restricted share grants [member] | Senior management [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	40,000
Performance bonus grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement	2,182,302	2,270,480	2,182,302		2,270,480	2,650,513
Number of other equity instruments outstanding in share-based payment arrangement at end of period			385,214		1,050,094
Number of other equity instruments granted in share-based payment arrangement	331,196	812,787
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 5.01	$ 7.08
Number of performance payments		3
Percentage payout of performance payments	33.00%
Deferred share grants [member]
Statement Line Items [Line Items]
Number of other equity instruments available for grant in a share-based payment arrangement		69,481			69,481	110,012
Number of other equity instruments outstanding in share-based payment arrangement at end of period			184,430		114,949
Vesting period, other equity instruments granted		3
Number of other equity instruments granted in share-based payment arrangement	69,481	40,531
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 4.48	$ 6.32
Annual deferred share grants compensation percentage		15.00%
Deferred share grants [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	37,123
Bottom of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	3
Option life, share options granted	5
Bottom of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	1
Top of range [member]
Statement Line Items [Line Items]
Vesting period, share options granted	5
Option life, share options granted	10
Top of range [member] | Restricted share grants [member]
Statement Line Items [Line Items]
Vesting period, other equity instruments granted	5
Instrument life, other equity instruments granted	10
Top of range [member] | Performance bonus grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted	3
Top of range [member] | Deferred share grants [member]
Statement Line Items [Line Items]
Instrument life, other equity instruments granted		10